Contract liabilities and Deferred Revenue	6 Months Ended
Jun. 30, 2025
Contract liabilities and Deferred Revenue [Abstract]
Contract liabilities and Deferred revenue

Note 14 — Contract liabilities and Deferred revenue

Deferred revenue, also known as unearned revenue, represents amounts received or invoiced in advance of delivering goods or rendering services. These amounts are recognized as revenue when the performance obligations under the contracts are fulfilled. The Company accounts for deferred revenue in accordance with IFRS –15 - Revenue from Contracts with Customers. The Company expects to recognize the entire amount of deferred revenue as revenue within the next 12 months, as the related matches, sponsorship activities, and other contracted events are performed during the 2025–2026 season. No material amounts are expected to remain unrecognized beyond June 30, 2026.

The Company receives grants and contributions from governmental bodies and sports federations to support its operational and development activities. These grants are recognized in accordance with IAS 20 – Accounting for Government Grants and Disclosure of Government Assistance. Income from such grants is recognized based on the satisfaction of performance obligations associated with the funding, i.e., when the related conditions or milestones under the grant agreements are fulfilled. Until the performance obligations are met, the unrecognized portion of the grants is presented as Contract liabilities and deferred revenue on the statement of financial position. Amounts recognized as income are recorded under “Other Income” in the statement of profit or loss. The Company expects to fully recognize the outstanding balance of these grants from contract liabilities to Other Income within the next 6-month period, as the underlying performance conditions are met during the end of 2025 financial year.

Following is a summary of the sources of contract liabilities and deferred revenue :

	June 30, 2025	December 31, 2024
	EUR	EUR
Deferred revenue - Sponsorship
SS Juve Stabia	169,000
Brera Milano	-	77,558
FKAP	-	15,000

Contract liabilities – Other Income (Grants)
FKAP	140,078	-
Total	309,078	92,558